Statements of Net Assets Available for Benefits - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP 002
Investments, at fair value:
Investment in Harley-Davidson Retirement Savings Plan Master Trust (Note 3)	$ 1,035,538,975	$ 951,781,293
Receivables:
Notes receivable from participants	3,909,984	3,918,793
Company contribution receivable	11,239,446	11,252,680
Total receivables	15,149,430	15,171,473
Net assets available for benefits	1,050,688,405	966,952,766
EBP 005
Investments, at fair value:
Investment in Harley-Davidson Retirement Savings Plan Master Trust (Note 3)	190,091,638	181,079,874
Receivables:
Notes receivable from participants	2,145,565	2,125,517
Company contribution receivable	510,689	528,227
Total receivables	2,656,254	2,653,744
Net assets available for benefits	192,747,892	183,733,618
EBP 008
Investments, at fair value:
Investment in Harley-Davidson Retirement Savings Plan Master Trust (Note 3)	101,389,340	96,052,576
Receivables:
Notes receivable from participants	1,325,903	1,379,886
Company contribution receivable	384,898	369,917
Total receivables	1,710,801	1,749,803
Net assets available for benefits	$ 103,100,141	$ 97,802,379